Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Trade and Other Receivables [Line Items]
Trade receivables	$ 507,622	$ 457,312
Loss allowance	(1,064)	(148)
Trade receivables net	506,558	457,164
Advances and other receivables	69,831	39,549
Total Current Trade and other receivables	576,389	496,713
Advances and other receivables	13,823	18,044
Total Non-current Trade and other receivables	$ 13,823	$ 18,044